CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Disclosure Of Contingencies [Abstract]
CONTINGENCIES	CONTINGENCIES
I.    Lawsuits

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
ThUS$
LATAM Airlines Group S.A. y Lan Cargo S.A.	Comisión Europea	–	Investigation of alleged infringements to free competition of cargo airlines, especially fuel surcharge. On December 26th, 2007, the General Directorate for Competition of the European Commission notified Lan Cargo S.A. and LATAM Airlines Group S.A. the instruction process against twenty-five cargo airlines, including Lan Cargo S.A., for alleged breaches of competition in the air cargo market in Europe, especially the alleged fixed fuel surcharge and freight.
On April 14th, 2008, the notification of the European Commission was replied. The appeal was filed on January 24, 2011.
On May 11, 2015, we attended a hearing at which we petitioned for the vacation of the Decision based on discrepancies in the Decision between the operating section, which mentions four infringements (depending on the routes involved) but refers to Lan in only one of those four routes; and the ruling section (which mentions one single conjoint infraction).
On November 9th, 2010, the General Directorate for Competition of the European Commission notified Lan Cargo S.A. and LATAM Airlines Group S.A. the imposition of a fine in the amount of ThUS$9,670 (€8,220,000 Euros).
This fine is being appealed by Lan Cargo S.A. and LATAM Airlines Group S.A. On December 16, 2015, the European Court of Justice revoked the Commission’s decision because of discrepancies. The European Commission did not appeal the decision, but presented a new one on March 17, 2017 reiterating the imposition of the same fine on the eleven original airlines. The fine totals €776,465,000 Euros. It imposed the same fine as before on Lan Cargo and its parent, LATAM Airlines Group S.A., totaling €8.2 million Euros. On May 31, 2017 Lan Cargo S.A. and LATAM Airlines Group S.A. filed a petition with the General Court of the European Union seeking vacation of this decision. We presented our defense in December 2017. On July 12, 2019, we attended a hearing before the European Court of Justice to confirm our petition for vacation of judgment or otherwise, a reduction in the amount of the fine.  On March 30, 2022, the European Court issued its ruling and lowered the amount of our fine from ThUS$9,670 (€8,220,000 Euros) to ThUS$2,638,000 (€2,244,000 Euros). This ruling was appealed by LAN Cargo S.A. and LATAM on June 9, 2022. The other eleven airlines also appealed the ruling affecting them. The European Commission responded to our appeal of September 7, 2022. Lan Cargo S.A. and LATAM answered the Commission’s arguments on November 11, 2022. Finally, the European Commission replied to our defense in January 2023. On February 13, 2023, LAN Cargo, S.A. and LATAM requested the European Court to hold an oral hearing to ensure the Court's full understanding of some points of the discussion. The European Court held a hearing on April 10, 2024. We are currently awaiting a decision. On September 5, 2024, the Advocate General of the European Court of Justice issued a non-binding opinion affirming that the European Court should dismiss all the appeals of the airlines and maintain the fines imposed. The European Court usually follows the majority of the Advocate General’s recommendations, so it is highly likely that the final decision will confirm the fines, in our case, €2,244,000 euros. The decision is expected to be rendered February 26, 2026.
2,638

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
ThUS$
Lan Cargo S.A. y LATAM Airlines Group S.A.	In the Ovre Romerike Disrtict Court (Norway) and Directie Juridische Zaken Afdeling Ceveil Recht (Netherlands)	—	Lawsuits filed against European airlines by users of freight services in private lawsuits as a result of the investigation into alleged breaches of competition of cargo airlines, especially fuel surcharge. Lan Cargo S.A. and LATAM Airlines Group S.A., have been sued in court proceedings directly and/or in third party, based in England, Norway, the Netherlands and Germany, these claims were filed in England, Norway, the Netherlands and Germany, but is only ongoing in Norway.	Only the Norway claim is currently pending. The Norway case has been inactive since January 2014 (awaiting a final decision by the European Commission). However, out-of-court negotiations are being held and like in the case of the Netherlands, a preliminary agreement was reached at the end of 2025 with all the airlines involved, who have been forced to accept the withdrawal of their claims against LATAM and LAN CARGO after their previous claim was dismissed by the Court of New York during the Chapter 11 proceedings. Formalization of the withdrawal of their claims is pending in 2026 to close the case in Norway.	—
Aerolinhas Brasileiras S.A.	Justicia Federal.	0008285-53.2015.403.6105	An action seeking to quash a decision and petitioning for early protection in order to obtain a revocation of the penalty imposed by the Brazilian Competition Authority (CADE) in the investigation of cargo airlines alleged fair trade violations, in particular the fuel surcharge.
This action was filed by presenting a guaranty – policy – in order to suspend the effects of the CADE’s decision regarding the payment of the following fines: (i) ABSA: ThUS$10,438; (ii) Norberto Jochmann: ThUS$201; (iii) Hernan Merino: ThUS$102; (iv) Felipe Meyer:ThUS$102. The action also deals with the affirmative obligation required by the CADE consisting of the duty to publish the condemnation in a widely circulating newspaper.  This obligation had also been stayed by the court of federal justice in this process.  Awaiting CADE’s statement. ABSA began a judicial review in search of an additional reduction in the fine amount.  In December 2018, the Justice Federal ruled negatively against ABSA, indicating that it will not apply a additional reduction to the fine imposed. The Judge’s decision was published on March 12, 2019, and we filed an appeal against it on March 13, 2019. We are awaiting a date for the appeal hearing.
10,721

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
ThUS$
Aerolinhas Brasileiras S.A.	Justicia Federal.	0001872-58.2014.4.03.6105	A lawsuit filed by ABSA with a motion for preliminary injunction, was filed on February 28, 2014, in order to cancel tax debts of PIS, CONFINS, IPI and II, connected with the administrative process 10831.005704/2006-43.
The statement was authenticated on January 29, 2016. A new insurance policy was submitted on March 30, 2016 with the change to the guarantee requested by PGFN. On 05/20/2016 the process was sent to PGFN, which was manifested on 06/03/2016. The Decision denied the company's request in the lawsuit. The court (TRF3) made a decision to eliminate part of the debt and keep the other part (already owed by the Company, but which it has to pay only at the end of the process: ThUS$3,782 – R$20,767,351.66 - probable y MUS$8,507 – R$46,707,331.63 - posible). We must await a decision on the Treasury appeal.
12,290
Tam Linhas Aéreas S.A.	Tribunal Regional Federal da 2a Região.	2001.51.01.012530-0 (linked to this process Pas 19515.721154/2014-71, 19515.002963/2009-12)	Ordinary judicial action filed by TAM Linhas Aéreas for the purpose of declaring the nonexistence of legal relationship obligating the company to collect the Air Fund.
Unfavorable court decision in first instance. Currently expecting the ruling on the appeal filed by the company. In order to suspend chargeability of Tax Credit a Guaranty Deposit to the Court was delivered for R$ 260,223,373.10-original amount in 2012/2013, which currently equals ThUS$104,649 (R$574,527,021.43). The court decision requesting that the Expert make all clarifications requested by the parties in a period of 30 days was published on March 29, 2016.  The plaintiffs’ submitted a petition on June 21, 2016 requesting acceptance of the opinion of their consultant and an urgent ruling on the dispute. In January 2024, the Company received an unfavorable ruling and filed an appeal with the court in February 2024. No amount additional to the deposit that has already been made is required if this case is lost. A ruling is currently pending on the company’s appeal.
81,948
Tam Linhas Aéreas S.A.	Secretaria da Receita Federal do Brasil.	10880.725950/2011-05	A claim filed by the tax authorities questioning the offsetting of credits from the Social Integration Program (PIS in Portuguese) and Social Security Financing Contribution (COFINS in Portuguese) declared in the Offsetting Declarations (DCOMPs in Portuguese).	The objection (manifestação de inconformidade) filed by the company was rejected, which is why the voluntary appeal was filed. The case was assigned to the 1st Ordinary Group of Brazil’s Administrative Council of Tax Appeals (CARF) on June 8, 2015. TAM’s appeal was included in the CARF session held August 25, 2016. On 10/07/2016, an agreement was published that generates an additional procedural stage in which the parties can present evidence and clarify certain positions. The company has received the results of this procedural process and submitted a statement. In August 2024, a decision was rendered in the Remedy of Appeal adverse to LATAM Airlines Brazil. In August 2025, the company received notification of the decision on these remedies and filed its defense on August 11, 2025. The company is currently awaiting the Court’s decision.	35,628

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$
TAM Linhas Aéreas S.A.	10 ª Vara das Execuções Fiscais Federais de São Paulo	0061196-68.2016.4.03.6182	Tax Enforcement Lien No. 0020869-47.2017.4.03.6182 on Profit-Based Social Contributions from 2004 to 2007.	This tax enforcement was referred to the 10th Federal Jurisdiction on February 16, 2017. A petition reporting our request to submit collateral was recorded on April 18, 2017. In April 2025, a first-instance ruling was issued against LATAM Airlines Brasil. The Company filed an appeal on April 9, 2025.	33,655
TAM Linhas Aéreas S.A.	Secretaría de Receita Federal	5002912.29.2019.4.03.6100	A lawsuit filed by TAM disputing the debit in the administrative proceeding 16643.000085/2009-47, reported in previous notes, consisting of a notice demanding recovery of the Income and Social Assessment Tax on the net profit (SCL) resulting from the itemization of royalties and use of the TAM trademark.	The lawsuit was assigned on February 28, 2019. A decision was rendered on March 1, 2019 stating that no guarantee was required. On 04/06/2020 TAM Linhas Aéreas S.A. had a favorable decision (sentence). The National Treasury filed an appeal. Today, we await the final decision.	9,977
TAM Linhas Aéreas S.A.	Delegacía de Receita Federal	10611.720852/2016-58	An improper charge of the Contribution for the Financing of Social Security (COFINS) on an import.	There is no predictable decision date because it depends on the court of the government agency. On June 29, 2023, the company decided to propose a composition to the National Treasurer on payment of the debt, but with the legal deductions stipulated in Law 246/2022. the debt is paid. We are awaiting a response from the authority.	15,534
TAM Linhas Aéreas S.A.	Delegacía de Receita Federal	16692.721.933/2017-80	The Internal Revenue Service of Brazil issued a notice of violation because TAM applied for credits offsetting the contributions for the Social Integration Program (PIS) and the Social Security Funding Contribution (COFINS) that do not bear a direct relationship to air transport (Referring to 2012).	An administrative defense was presented on May 29, 2018, which was partially in favor of the company. We filed an appeal which triggered an additional procedural stage in which the parties can present evidence and clarify certain positions. We are awaiting the outcome of this procedural step.	30,863

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$
TAM Linhas Aéreas S.A.	União Federal	2001.51.01.020420-0	TAM and other airlines filed a recourse claim seeking a finding that there is no legal or tax basis to be released from collecting the Additional Airport Fee (“ATAERO”).	In 2001, the Company filed a court claim and in 2009, an initial decision was rendered partially in favor of the Company. In 2016, the Court dismissed the appeal by the plaintiffs. We filed new appeals before the STJ (Superior Court of Justice of Brazil) and STF (Supreme Federal Court of Brazil). Those appeals (special and extraordinary) were denied, so we filed another appeal, called Internal Appeal, on which a decision is pending. The amount is indeterminate because even though TAM is the plaintiff, if the ruling is against it, it could be ordered to pay a fee.	—
TAM Linhas Aéreas S.A.	Receita Federal do Brasil	19515-720.823/2018-11	An administrative claim against TAM to collect alleged differences in SAT payments for the periods 11/2013 to 12/2017.	A defense was presented on November 28, 2018. The Court of first instance dismissed the Company’s defense in August 2019. The Company filed an Appeal to the Appellate Branch of the Internal Revenue Administrative Court (CARF in Portuguese) on September 17, 2019. The appeal filed by the company was denied on August 14, 2025. The company filed an appeal on September 18, 2025 that was dismissed. The company filed a new appeal on January 19, 2026. The company must await the resolution.	126,588
TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10880.938832/2013-19	The decision denied the reallocation petition and did not equate the Social Security Tax (COFINS) credit declarations for the second quarter of 2011, which were determined to be in the non-cumulative system (proportionality of the PIS and COFINS credits).	An administrative defense was argued on March 19, 2019. The Court of first instance dismissed the Company’s defense in December 2020. The Company filed an Appeal to the Appellate Branch of the Internal Revenue Administrative Court (CARF in Portuguese) that is pending a decision.	22,100
TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10880.938834/2013-16	The decision denied the reallocation petition and did not equate the Social Security Tax (COFINS) credit declarations for the third quarter of 2011, which were determined to be in the non-cumulative system. (proportionality of the PIS and COFINS credits).	An administrative defense was argued on March 19, 2019. The Court of first instance dismissed the Company’s defense in December 2020. The Company filed an Appeal to the Appellate Branch of the Internal Revenue Administrative Court (CARF in Portuguese) that is pending a decision.	16,343

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$
TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10880.938837/2013-41	The decision denied the reallocation petition and did not equate the Social Security Tax (COFINS) credit declarations for the fourth quarter of 2011, which were determined to be in the non-cumulative system. (proportionality of the PIS and COFINS credits).	An administrative defense was argued on March 19, 2019. The Court of first instance dismissed the Company’s defense in December 2020. The Company filed an Appeal to the Appellate Branch of the Internal Revenue Administrative Court (CARF in Portuguese) that is pending a decision.	21,371
TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10880.938838/2013-96	The decision denied the reallocation petition and did not equate the Social Security Tax (COFINS) credit declarations for the second quarter of 2012, which were determined to be in the non-cumulative system. (proportionality of the PIS and COFINS credits).	We presented our administrative defense. The Court of first instance dismissed the Company’s defense in December 2020. The Company filed an Appeal to the Appellate Branch of the Internal Revenue Administrative Court (CARF in Portuguese) that is pending a decision.	13,852
LATAM Airlines Group Argentina, Brasil, Perú, Ecuador, y TAM Mercosur.	Juzgado de 1° Instancia en lo Civil y Comercial Federal N° 11 de la ciudad de Buenos Aires	1408/2017	Consumidores Libres Coop. Ltda. filed this claim on March 14, 2017 regarding a provision of services. It petitioned for the reimbursement of certain fees or the difference in fees charged for passengers who purchased a ticket in the last 10 years but did not use it.
Federal Commercial and Civil Trial Court No. 11 in the city of Buenos Aires.  After 2 years of arguments on jurisdiction and competence, the claim was assigned to this court and an answer was filed on March 19, 2019. The Court ruled in favor of the defendants on March 26, 2021, denying the precautionary measure petitioned by the plaintiff. The plaintiff requested on several occasions the opening of the trial, which was rejected by the Court due to the lack of notification of previous resolutions. The interim ruling on receiving evidence was rendered April 29, 2025 but evidence has not yet been presented. The plaintiff’s brief was answered on July 18, 2025 to oppose broadening the subject of the litigation proposed by the plaintiff, which intended to include a rate not in effect at the time the claim was filed. A ruling was rendered on the abovementioned filing on November 27, 2025, sustaining the petition to expand the subject matter petitioned by the plaintiff. This court decision was appealed by the company on December 4, 2025, so it is not yet firm.
					—

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$
TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10.880.938842/2013-54	The decision denied the petition for reassignment and did not equate the COFINS credit statements for the third quarter of 2012 that had been determined to be in the non-accumulative system. (proportionality of the PIS and COFINS credits).	We presented our administrative defense. The Court of first instance dismissed the Company’s defense. The Company filed an Appeal to the Appellate Branch of the Internal Revenue Administrative Court (CARF in Portuguese) that is pending a decision.	15,800
TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10.880.938844/2013-43	The decision denied the petition for reassignment and did not equate the COFINS credit statements for the third quarter of 2012 that had been determined to be in the non-accumulative system. (proportionality of the PIS and COFINS credits).	We presented our administrative defense. The Court of first instance dismissed the Company’s defense in December 2020. The Company filed an Appeal to the Appellate Branch of the Internal Revenue Administrative Court (CARF in Portuguese) that is pending a decision.	14,513
TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10880.938841/2013-18	The decision denied the petition for reassignment and did not equate the COFINS credit statements for the second quarter of 2012 that had been determined to be in the non-accumulative system.(proportionality of the PIS and COFINS credits).	We presented our administrative defense. The Court of first instance dismissed the Company’s defense in December 2020. The Company filed an Appeal to the Appellate Branch of the Internal Revenue Administrative Court (CARF in Portuguese) that is pending a decision.	14,238
TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10840.727719/2019-71	The Federal Tax Service issued a notice of violation in applying for collection of the PIS/COFINS tax for 2014 (proportionality of the PIS and COFINS credits).	We presented our administrative defense on January 11, 2020. The Court of first instance dismissed the Company’s defense in December 2020. The Company filed an Appeal to the Appellate Branch of the Internal Revenue Administrative Court (CARF in Portuguese). A decision was rendered in October 2024 that was partially in favor of the Company. The Public Prosecutor filed a special appeal on which a decision is pending.	43,821

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$
TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10880.910559/2017-91	A decision was rendered that refused the petition for reassignment and did not equate the COFINS credit declarations for the third quarter of 2014, which meant the non-accumulative system (proportionality of the PIS and COFINS credits).	It is about the non-approved compensation of Cofins. Administrative defense submitted (Manifestação de Inconformidade). The Court of first instance dismissed the Company’s defense in December 2020. The Company filed an Appeal to the Appellate Branch of the Internal Revenue Administrative Court (CARF in Portuguese) that is pending a decision.	12,502
TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10880.910547/2017-67	A decision was rendered that refused the petition for reassignment and did not equate the COFINS credit declarations for the first quarter of 2013, which meant the non-accumulative system (proportionality of the PIS and COFINS credits).	We presented our administrative defense (Manifestação de Inconformidade). The Court of first instance dismissed the Company’s defense in December 2020. The Company filed an Appeal to the Appellate Branch of the Internal Revenue Administrative Court (CARF in Portuguese) that is pending a decision.	14,380
TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10880.910553/2017-14	A decision was rendered that refused the petition for reassignment and did not equate the COFINS credit declarations for the fourth quarter of 2013, which meant the non-accumulative system (proportionality of the PIS and COFINS credits).	We presented our administrative defense (Manifestação de Inconformidade). The Court of first instance dismissed the Company’s defense in December 2020. The Company filed an Appeal to the Appellate Branch of the Internal Revenue Administrative Court (CARF in Portuguese) that is pending a decision.	13,940

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$
TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10880.910555/2017-11	A decision was rendered that refused the petition for reassignment and did not equate the COFINS credit declarations for the first quarter of 2014, which meant the non-accumulative system (proportionality of the PIS and COFINS credits).	We presented our administrative defense (Manifestação de Inconformidade). The Court of first instance dismissed the Company’s defense in December 2020. The Company filed an Appeal to the Appellate Branch of the Internal Revenue Administrative Court (CARF in Portuguese) that is pending a decision.	14,652
TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10880.910560/2017-16	A decision was rendered that refused the petition for reassignment and did not equate the COFINS credit declarations for the fourth quarter of 2014, which meant the non-accumulative system (proportionality of the PIS and COFINS credits).	We presented our administrative defense (Manifestação de Inconformidade). The Court of first instance dismissed the Company’s defense in December 2020. The Company filed an Appeal to the Appellate Branch of the Internal Revenue Administrative Court (CARF in Portuguese) that is pending a decision.	12,895
TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10880.910550/2017-81	A decision was rendered that refused the petition for reassignment and did not equate the COFINS credit declarations for the third quarter of 2013, which meant the non-accumulative system (proportionality of the PIS and COFINS credits).	We presented our administrative defense (Manifestação de Inconformidade). The Court dismissed the Company’s defense in December 2020. The Company filed an Appeal to the Appellate Branch of the Internal Revenue Administrative Court (CARF in Portuguese) that is pending a decision.	14,843

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$
TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10880.910549/2017-56	A decision was rendered that refused the petition for reassignment and did not equate the COFINS credit declarations for the second quarter of 2013, which meant the non-accumulative system (proportionality of the PIS and COFINS credits).	We presented our administrative defense (Manifestação de Inconformidade). The Court of first instance dismissed the Company’s defense in December 2020. The Company filed an Appeal to the Appellate Branch of the Internal Revenue Administrative Court (CARF in Portuguese) that is pending a decision.	12,409
TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10880.910557/2017-01	A decision was rendered that refused the petition for reassignment and did not equate the COFINS credit declarations for the second quarter of 2014, which meant the non-accumulative system (proportionality of the PIS and COFINS credits).	We presented our administrative defense (Manifestação de Inconformidade). The Court of first instance dismissed the Company’s defense in December 2020. The Company filed an Appeal to the Appellate Branch of the Internal Revenue Administrative Court (CARF in Portuguese) that is pending a decision.	11,767
TAM Linhas Aéreas S.A	Receita Federal do Brasil	10840.722712/2020-05	Administrative trial that deals with the collection of PIS/Cofins proportionality (fiscal year 2015).	TAM presented an administrative defense but the decision was unfavorable. The Company filed a voluntary appeal and in March 2025, the appeals court opened an additional procedural stage in which the parties can present evidence and clarify certain positions. Is pending the procedural process	35,198
TAM Linhas Aéreas S.A.	Receita Federal do Brasil	10880.978948/2019-86	A decision was rendered that refused the petition for reassignment and did not equate the COFINS credit declarations for the fourth quarter of 2015, which meant the non-accumulative system (proportionality of the PIS and COFINS credits).	TAM filed its administrative defense on July 14, 2020. A decision is pending. The Company filed an Appeal to the Appellate Branch of the Internal Revenue Administrative Court (CARF in Portuguese). A decision was rendered in May 2025 that was partially in favor of the Company. The Public Prosecutor filed a special appeal. The decision is pending.	19,216

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$
TAM Linhas Aéreas S.A.	Receita Federal do Brasil	10880.978946/2019-97	A decision was rendered that refused the petition for reassignment and did not equate the COFINS credit declarations for the third quarter of 2015, which meant the non-accumulative system (proportionality of the PIS and COFINS credits).	TAM filed its administrative defense on July 14, 2020 with an unfavorable decision.The Company filed an appeal with the appellate administrative court (CARF). A decision was rendered in September 2024 that was partially in favor of the Company. The Public Prosecutor filed a special appeal.	11,620
TAM Linhas Aereas S.A.	Receita Federal do Brasil	10880.978944/2019-06	A decision was rendered that refused the petition for reassignment and did not equate the COFINS credit declarations for the second quarter of 2015, which meant the non-accumulative system (proportionality of the PIS and COFINS credits).	TAM filed its administrative defense on July 14, 2020 with an unfavorable decision. A decision is pending. The Company filed an appeal with the appellate administrative court (CARF). A decision was rendered in October 2024 that was partially in favor of the Company. The Company presented its defense on August 11, 2025 and a decision is currently pending.	12,300

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$
Latam Airlines Group S.A	23° Juzgado Civil de Santiago	C-8498-2020	Class Action Lawsuit filed by the National Corporation of Consumers and Users (CONADECUS) against LATAM Airlines Group S.A. for alleged breaches of the Law on Protection of Consumer Rights due to flight cancellations caused by the COVID-19 Pandemic, requesting the nullity of possible abusive clauses, the imposition of fines and compensation for damages in defense of the collective interest of consumers. LATAM has hired specialist lawyers to undertake its defense.	On 06/25/2020 we were notified of the lawsuit. On 04/07/2020 we filed a motion for reversal against the ruling that declared the action filed by CONADECUS admissible, the decision is pending to date. On 07/11/2020 we requested the Court to comply with the suspension of this case, ruled by the 2nd Civil Court of Santiago, in recognition of the foreign reorganization procedure pursuant to Law No. 20,720, for the entire period that said proceeding lasts, a request that was accepted by the Court. CONADECUS filed a remedy of reconsideration and an appeal against this resolution should the remedy of reconsideration be dismissed. The Court dismissed the reconsideration on August 3, 2020, but admitted the appeal. On March 1, 2023, the Court of Appeals resolved to omit the hearing of the case and pronouncement regarding the appeal, in view of the fact that in January 2023 LATAM's request the end of the suspension of the process that was decreed by resolution of July 17, 2020 in case file C-8498-2020 of the 23rd Civil Court of Santiago, for which the file was sent to the first instance to continue processing. On November 24, 2023, the Court dismissed LATAM’S motion for reversal against the ruling that declared the action filed by CONADECUS admissible. Accordingly, on December 4, 2023, LATAM filed the statement of defense. A reconciliation hearing was held on March 27, 2024, but no agreement was reached. An interim decision on evidence was rendered on May 14, 2024, and on June 18th, the reconsideration of that resolution was denied, which began the evidentiary period. The parties were convened to hear a decision on May 27, 2025. The amount at the moment is undetermined.	—
TAM Linhas Aéreas S.A	Receita Federal de Brasil	13074.726429/2021-41	Notice of a violation prepared for the COFINS request regarding taxable events presumably occurring between 2016 and 2017.	TAM filed its administrative defense with an unfavorable decision. The Company filed an Appeal to the Appellate Branch of the Internal Revenue Administrative Court (CARF in Portuguese). A partial decision on the appeal by LATAM Airlines Brazil was rendered on August 21, 2024. We need to wait for service of the decision to evaluate the next steps to take.	20,367

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$
TAM Linhas Aéreas S.A.	Receita Federal de Brasil	2007.34.00.009919-3(0009850-54.2007.4.01.3400)	A lawsuit seeking to review the incidence of the Social Security Contribution taxed on 1/3 of vacations, maternity payments and medical leave for accident.	In March 2007, the company filed a lawsuit protesting a court order so that the impact of social security payments on funds would not be eliminated (social security payments are applicable to 1/3 of vacation time, salary during maternity leave and illness subsidies). The decision rendered on February 2, 2008 was against the company, so it filed an appeal. The Appellate Court issued a decision partially in favor of the company. A Special/Extraordinary Remedy was filed that was stayed until the Court’s decision – (Topic STF 985). The matter was partially decided in the Supreme Court’s decision of June 2024 (STF) on the “leading case” of another company. After analyzing the decision by the Federal Supreme Court, LATAM Airlines Brazil confirmed that payments are owed for one-third of the vacation time from September 2020 to May 2024 and these amounts were deposited. The trial is expected to be completed.	72,027
TAM Linhas Aéreas S.A.	UNIÃO FEDERAL	0052711-85.1998.4.01.0000	An indemnity claim to collect a differentiated price from the Federal Union because of the disruption of the economic equilibrium in the concession agreements between 1988 and 1992. The indemnity, should the action prosper, cannot be estimated (Price Freeze).	The lawsuit began in 1993. In 1998, there was a decision favorable to TAM. The process reached the Court, and in 2019, the decision was against TAM. The company has appealed and a decision is pending.	—
TAM Linhas Aéreas S.A	Tribunal do Trabajo de São Paulo	1000115-90.2022.5.02.0312	A class action whereby the Air Transport Union is petitioning for payment of additional hazardous and unhealthy work retroactively and in the future for maintenance/CML employees.	The action was considered partially valid. The parties filed an appeal. The appeals are pending referral to the Superior Labor Court for a decision.	566

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$
TAM Linhas Aéreas S.A	Receita Federal	15746.728063/2022-00	This is an administrative claim regarding alleged irregularities in the payment of Technical Assistance (SAT) in 2018.	The trial court administrative defense has been presented and the ruling was adverse. The company filed an appeal that was referred to the Brazilian Federal Administrative Tax Court (CARF in Portuguese) for a ruling on December 4, 2024. One of the judges asked to analyze the case. In February 2025, after the proceedings returned to trial, an additional procedural stage was initiated in which the parties can present evidence and clarify certain positions. The procedural process by the Treasury is pending.	19,575
TAM Linhas Aéreas S.A	União Federal	1003320-78.2023.4.06.3800	Legal action to discuss the debit of the administrative process 10611.720630/2017-16 (fine for violation of incorrect registration in DI- import declaration).	Distributed on January 19, 2023. The company obtained a precautionary measure suspending the collection without the need for a guarantee. The company obtained favorable decisions in the first and second instances, and the debt was canceled. The Treasury filed a Special Appeal and is awaiting trial.	22,120
TAM Linhas Aéreas S.A	União Federal	12585.720017/2012-84	This is a petition to recover a credit (proportional) in the 3rd quarter of 2010 under the Social Security Financing Contribution program (abbreviated as COFINS in Portuguese).	Administrative defense presented. The administrative defense was denied. The Company presented a Voluntary Appeal (CARF) which was denied. A special appeal was presented, which was partially favorable. Waiting for the “liquidação” decision to be finalized.	10,291
TAM Linhas Aéreas S.A	União Federal	10880-982.487/2020-80	This is a petition to recover a credit (proportional) in the 4rd quarter of 2016 under the Social Security Financing Contribution program (abbreviated as COFINS in Portuguese) (proportionality of the PIS and COFINS credits).	An administrative defense was presented but was dismissed. The Company filed an Appeal to the Appellate Branch of the Internal Revenue Administrative Court (CARF in Portuguese). On September 17, 2024, an additional procedural stage was initiated to analyze overdue claims, allowing the parties to present evidence and clarify certain positions. This procedural step is pending.	10,377

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$
TAM Linhas Aéreas S.A	União Federal	10880-967.530/2022-49	This is a petition to recover a credit (proportional) in the 1rd quarter of 2018 under the Social Security Financing Contribution program (abbreviated as COFINS in Portuguese). (proportionality of the PIS and COFINS credits).	An administrative defense was presented. A decision is pending.	10,810
TAM Linhas Aéreas S.A	União Federal	10880-967.532/2022-38	This is a petition to recover a credit (proportional) in the 2rd quarter of 2018 under the Social Security Financing Contribution program (abbreviated as COFINS in Portuguese). (proportionality of the PIS and COFINS credits).	An administrative defense was presented and a decision is pending.	11,611
TAM Linhas Aéreas S.A	União Federal	10880-967.533/2022-82	This is a petition to recover a credit (proportional) in the 4rd quarter of 2018 under the Social Security Financing Contribution program (abbreviated as COFINS in Portuguese). (proportionality of the PIS and COFINS credits).	An administrative defense was presented and a decision is pending.	20,492

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$
TAM Linhas Aéreas S.A	União Federal	19613.725650/2023-86	A Notice of Violation prepared in the petition by the Social Integration Program (abbreviated as PIS in Portuguese) and by COFINS on taxable events allegedly occurring between May 2018 and December 2018. (proportionality of the PIS and COFINS credits).	An administrative defense was presented and a decision is pending.	14,295
LATAM Airlines Group S.A.	23° Juzgado Civil de Santiago	C-8156-2022	A class action filed by CONADECUS against LATAM Airlines Group S.A. for alleged violations of the Consumer Protection Law because of the cancellation of tickets for international flights purchased through travel agencies. It petitioned for fines and damage indemnities to be imposed in defense of the collective and/or diffuse interest of consumers. LATAM has retained specialized legal counsel to defend it.	We were served the claim on September 21, 2023. On September 30, 2023, we filed a remedy of reconsideration against the decision that declared the lawsuit filed by CONADECUS admissible, which was dismissed by the Court on November 11, 2023. On November 18, 2023, LATAM filed the statement of defense. On August 6, 2024, LATAM petitioned that the proceedings be declared to have been abandoned, a request that was granted by resolution dated March 27, 2025. The National Association of Consumers and Users of Chile (CONADECUS in Spanish) filed an appeal against the decision on April 2, 2025, which was sustained in a ruling rendered August 20, 2025. On November 26, 2025, the Court summoned the parties to a reconciliation hearing, which did not take place due to lack of notification.	—
TAM Linhas Aéreas S.A	União Federal	10880.967587/2022-48	This is about the unaccredited compensation/reimbursement and redress regarding the improper payment of the monthly federal social assistance contribution (Cofins, as abbreviated in Portuguese) made in the third quarter of 2018.	The administrative defense has been presented and a decision is pending.	11,697

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
ThUS$
LATAM Airlines Group S.A.	Tribunal de Defensa de la Libre Competencia	NC-388-2011 NC-524-2023	NC-388-2011. On August 11, 2023, the Civil Aviation Administration (“JAC,” as abbreviated in Spanish) filed a petition for clarification with the Anti-Trust Court (“TDLC,” as abbreviated in Spanish) regarding Condition VIII.4 of Decision #37/2011 (“Condition VIII.4”). The petition seeks to impose a temporary 5 years limitation on 23 frequencies assigned by the JAC to LATAM after Decision #37 was issued. NC-524-2023. JetSmart filed a non-contentious inquiry on September 26, 2023, in relation to the terms of the future public tender of aviation frequencies on the Santiago-Lima route.
The TDLC accepted LATAM’s remedy of reconsideration on October 17, 2023 and amended its previous ruling and dismissed the JAC’s petition for clarification. On October 23, 2023, the JAC presented an appeal to the Supreme Court requesting that the TDLC resolution be annulled and petitioned declared admissible the remedy of reconsideration. The Supreme Court unanimously dismissed the appeal against judgment by the JAC, LATAM opposed both actions of the JAC. There are no appeals pending in this case.

In a separate but related process, JetSmart filed a non-contentious inquiry on September 26, 2023, in relation to the terms of the future public tender of aviation frequencies on the Santiago-Lima route. JetSmart requested an injunction to suspend the tender and maintain the aviation frequency assignments as currently held until the inquiry has finalized. The TDLC declared the inquiry admissible on October 2, 2023, but only to begin a procedure to determine whether the rules in the terms of the public aviation frequency tender violate Decree Law 211, and dismissed the request for provisional measures. JetSmart filed two remedies of reconsideration against the decision by the Antitrust Court on October 4, 2023. The JAC became a party to such motions on October 6, 2023 and LATAM became a party to the process on October 10, 2023, and it requested that the motions filed by JetSmart be dismissed. On October 16, 2023, the TDLC took into account the considerations presented by LATAM and rejected the two motions for reconsideration filed by JetSmart. On October 19, 2023 CONADECUS requested to become part of this process and requested the same injuction previously rejected twice by the TDLC. On October 23, 2023 LATAM submitted a brief to the TDLC requesting the rejection of saidinjuction now requested by CONADECUS. On October 23, 2023, a public auction was held by JAC for thirteen international frequencies for the Santiago - Lima route, LATAM won ten of thirteen of these routes. (Continues on the next page)
—

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
ThUS$
(Continues from the previous page)
On October 24, 2023, JetSmart once again requested that an injunction be issued regarding the public tender of aviation frequencies on the Santiago-Lima route. On October 30, 2023, LATAM filed a brief petitioning for the dismissal of the new precautionary measure petition of JetSmart. On November 2, 2023, the TDLC rejected the request for injunctions submitted by JetSmart and CONADECUS. On December 5, 2023, JetSmart complied with TDLC procedural order and published in the Chilean official newspaper a notice calling interested parties and stakeholders to submit information and opinions regarding JetSmart’s inquiry . On December 21, 2023 the FNE requested to be an intervening party in the process and requested to extend the deadline to provide background information. The TDLC accepted the postponement, leaving the deadline for providing information as February 5, 2024. On February 1, 2024, LATAM submitted a brief to TDLC advocating for its position and providing background information regarding JetSmart’s inquiry. The Office of the National Economic Prosecutor (FNE), the JAC, the National Consumer Service (SERNAC), Sky Airline and CONADECUS also provided information in January and February 2024. The Civil Aviation Board submitted a petition for clarification to the Antitrust Court on February 13, 2024, asking whether a tender could be convened of international frequencies on the Santiago-Lima Route that expire in 2024. LATAM filed a brief on February 15, 2024 stating that no matter needed to be clarified and that the petition should be dismissed. The Antitrust Court ruled against the Civil Aviation Board on February 15, 2024 because there were no obscure or doubtful aspects to clarify. On April 25, 2024, a tender was held for two Santiago-Lima frequencies and both were awarded to JetSmart. LATAM furnished the certificate of that tender to the Antitrust Court. On June 19, 2024, LATAM accompanied an economic report and observations to the report presented by JetSmart. On July 19, 2024, the JAC, JetSmart, LATAM and Sky presented additional information. On July 31, 2024, the Public Hearing was held at the TDLC, with the participation of the JAC, the FNE, JetSmart, CONADECUS and LATAM. On December 18, 2024, the Antitrust Court of Chile (TDLC in Spanish) asked the Office of the National Economic Prosecutor (FNE in Spanish) to report on the status of the investigation in Case #2755-24 mentioned in the information it provided, and it asked the Civil Aviation Board (JAC in Spanish) to report on the status of the citizen consultation regarding a change in the frequency assignment regulations. Both the FNE and the JAC presented their responses on December 24, 2024. On January 10, 2025, the TDLC dismissed JetSmart’s petition in the non-contentious process dated September 26, 2023 and declared that the tender terms and conditions created no material risks that might violate the provisions in Decree Law 211. On January 24, 2025, JetSmart filed an appeal against the TDLC ruling , which will be reviewed by the Supreme Court. The case was heard by the Supreme Court on October 6 and 7, 2025, and LATAM participated in the arguments. The court has made a decision that is in the process of being drafted.

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
ThUS$
TAM Linhas Aéreas S.A.	União Federal	10880.967612/2022-93	This is a petition to recover a credit Cofins in the 1rd quarter of 2019 (proportionality of the PIS and COFINS credits).	The administrative defense has been presented and a decision is pending.	11,626
TAM Linhas Aéreas S.A	UNIÃO FEDERAL	1012674-80.2018.4.01.3400	Legal actions for members to have the right to collect contributions in the payroll collectible on the basis of gross sales.	This claim was filed in 2018. In January 2020, a decision favorable to the Company was rendered so that contributions would be collected on the basis of gross income. The company recently learned that the Superior Courts are rendering decisions unfavorable to contributors. They have ruled against the contributor in a recent decision. In December/2023 the position was withdrawn.	—
LATAM Airlines Perú S.A.	Tribunal Fiscal	-	Appeal N°4070350001313 filed on January 22, 2025 against Intendancy Resolution #4070140001797 served December 31, 2024, which declared the Company’s remedy of claim unfounded. Decision Resolutions #0120030130232 and #0120030130245 were notified on December 22, 2022, as was Fine Resolution #0120020038314, notified on December 22, 2022 and Determination Resolution No. 0120030130245 for indirect disposal of income not susceptible to subsequent tax control linked to the objections made to determination of third category net income for fiscal year 2015.
On January 26, 2023, the Company filed an appeal against the determination and fine resolutions issued by SUNAT. Through Resolution of the Intendencia No. 4070340000928 dated December 19, 2023, SUNAT declared the appeal filed by the Company founded and, consequently, Determination Resolutions No. 012-003-0130232, No. 012-003- 0130245 and Fine Resolution No. 012-002-0038314 are void. The audit area voided the objection to the Major Maintenance expense of approximately US$63 million in the notice of Complementary Outcome of Request #0122220002363 dated September 4, 2024. However, it maintains the other objections. Decision Resolutions #0120030139681 and #0120030139682 were notified on September 16, 2024, as was Fine Resolution #0120020040024 because of a violation of Article 178.1 of the Tax Code. The Company filed a remedy of claim on October 23, 2024 against those resolutions, which was processed under Claim Docket #4070340001599. However, the National Customs and Tax Administration Commission (SUNAT in Spanish) decided, in Intendancy Resolution #4070140001797 notified December 31, 2024, to declare that the Company’s remedy of claim was unfounded. Consequently, on January 22, 2025, an appeal was filed against this ruling before the Tax Court. On July 25, 2025, the Company received notification of Decision No. 06398-1-2025 by the Tax Court that declared that the ruling admitting the appeal was null and void because it was confirmed that the National Customs and Tax Administration Commission (SUNAT in Spanish) had not presented the complete file on the audit and administrative claim procedures. Therefore, in compliance with the Tax Court’s decision, SUNAT re-submitted the complete file in Official Letter No. 4194 on August 21, 2025. A ruling on the file is currently pending.
122,953

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$
TAM Linhas Aéreas S.A	União Federal	10880-927.871/2023-62	This is a petition to recover Social Security Funding Contributions (Cofins in Portuguese) from the first semester of 2020 (proportionally).	The administrative defense has been presented and a decision is pending.	13,404
TAM Linhas Aéreas	União Federal	19613.720519/2024-11	On February 7, 2024, the Brazilian Federal Tax Service issued a tax assessment against TAM Linhas Aéreas (19613.720519/2024-11) for the amount of $47,104 (MBRL262,845) related to certain tax credits on “PIS COFINS” ( Federal Social Contributions Taxed on Gross Income) during the 2019/2020 period.	The company filed an administrative response challenging the total amount of the tax assessment. The company received a partial decision on its defense on September 11, 2024. The company filed an appeal and is awaiting a decision on it.	55,042
LATAM Airlines Group S.A.	15° Juzgado Civil de Santiago	C-15990-2024	This is a class action filed by the National Consumers and Users Association (abbreviated as CONADECUS in Spanish) against LATAM Airlines Group S.A., American Airlines, Inc. and Delta Airlines, Inc. alleging several infringements of the Consumer Protection Law because flights were cancelled due to a flaw in the Crowdstrike antivirus software. It is petitioning for the imposition of fines and a damage indemnity in defense of the collective or diffuse interest of consumers.	LATAM has retained expert attorneys to handle its defense. LATAM Airlines Group was served the claim on September 17, 2024. On September 27, 2024, LATAM filed a remedy of reconsideration against the resolution that declared the action filed by the National Consumers and Users Association (CONADECUS in Spanish) admissible, which was dismissed by the court on November 20, 2024. LATAM filed a brief of answer to the claim on December 9, 2024. The conciliation hearing was held on February 19, 2025, but no agreement was reached. The interlocutory evidence hearing was issued on April 3, 2025, which was notified to LATAM on September 8, 2025. The ordinary evidentiary phase ended November 5, 2025.	—

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
ThUS$
LATAM Airlines Brasil	Courts of the Sao Paulo, Rio Grande do Sul, Parana, Rio Grande do Norte, Santa Catarina, Ceará, Regional Labor Court of the 15ª Región and Federal Regional Court of the 4ª Region	Various roles listed in detail in the fifth column	Lawsuits against the companies Voepass and LATAM Airlines Brasil for alleged liability in civil proceedings, filed by the families of the victims of the Flight 2283 plane crash. Claims were also filed against ANAC, the Brazilian civil aviation regulatory agency, and ATR (Avions de Transport Régional, an aircraft manufacturer) in cases 5002529-15.2025.4.04.7005 and 5002829-74.2025.4.04.7005. All these litigations are under insurance coverage.	Cases with a determined value of the cause and without an settlement approved by the Court: Thiago Cavalcanti Sartori and others (Rol 1031322-41.2025.8.26.0100), Gabriela Michel (Rol 5007465-09.2024.8.21.0087), Wilson dos Santos Silva and other (Rol 5002829-74.2025.4.04.7005), Éder Schulz, Marli Schulz and Valentina Siveris (Rol 4045612-10.2025.8.26.0100) and Rosana Barbosa Bartinik (Rol 0059347-06.2025.8.16.0021). Cases with an extrajudicially settlement approved by the Court regarding the compensation action: Luana dos Santos Bezerra Bounhe and others (Rol 1002928-30.2024.8.26.0659), Gabriel Michel (Rol 5004461-61.2024.8.21.0087), Armindo Michel (Rol 5005103-34.2024.8.21.0087), Anna Maria Michel (Rol 5000075-51.2025.8.21.0087), Marcos Vinícius Ávila Santana and others (Rol 0012257-66.2024.5.15.0004), Maria Fernanda Azevedo Pompilio Leonel Ferreira and others (Rol 0045785-61.2024.8.16.0021), Laura dos Reis Camilo and other (Rol 1182239-09.2024.8.26.0100), Aracy Ribeiro Moreira and others (Rol 1174718-13.2024.8.26.0100), Silvia Nicole Dantas Costa Maia and others (Rol 1003874-02.2024.8.26.0659), Lívia Raquel de Souza Dutra and others (Rol 3036952-42.2024.8.06.0001), Fernanda Laice de Gois Nascimento Paula and others (Rol 0827620-90.2024.8.20.5106), Ana Lurdes de Souza and other (Rol 5000032-19.2025.8.24.0027), Naira Maria da Silva Gusson do Nascimento (Rol 1001368-42.2024.8.26.0695), Araceli Ciotti de Marins and others (Rol 0043796-20.2024.8.16.0021), Beatriz Alves Coca Navarro and others (Rol 1001217-87.2025.8.26.0292), Beatriz da Costa Silva (Rol 5002529-15.2025.4.04.7005) and in the proceedings brought by the relatives of Rosana Santos Xavier (Rol 1000691-14.2025.8.26.0198). Currently, there are no more cases with an undetermined case value and without an approved out-of-court settlement. The settlement amount has already been paid by the insurer, and the proceedings will be closed. All these litigations are under insurance coverage.	—

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$
LATAM Airlines Brasil	União Federal	17459.720028/2024-67	A Notice of Infringement was received in which the business fund amortizations (agiotage) made in the 2019 and 2020 calendar years were rejected in the calculation of Business Income Tax (IRPJ in Portuguese) and the Social Assessment on Earnings (CSL in Portuguese).	An administrative defense has been presented. The company was notified of an unfavorable decision and it filed an Appeal on September 18, 2025.	25,672
TAM Linhas Aéreas S.A	Tribunal Laboral Regional da 10° Región - TRT 10	0000582-04.2021.5.10.0020	Public civil action filed by the National Aeronautics Union seeking that the company reinstate employees dismissed for alleged discrimination after they opposed the company's proposed salary reduction.	The first instance court ruled that the union lacked standing and terminated the action. The union filed an appeal. The second instance court overturned the ruling and ordered the reopening of the investigation. Currently awaiting trial by the Supreme Court of Justice (TST).	14,541
TAM Linhas Aéreas S.A	União Federal	10880.722355/2014-52	This is a notice of infringement that seeks to require the company to submit the PIS and COFINS - 3rd quarter 2009 to 1st quarter 2011 (proportionality)	The company obtained a favorable decision in the first and second instance canceling the debt. The case must be closed.	11,389
ABSA Aerolinhas Brasileiras S.A.	União Federal - Fazenda Nacional	1022008-31.2024.4.01.3400	This is a claim seeking that the legal relationship binding the company to pay a fine of 10% because of a violation of the temporary admission system be declared non-existent (linked to claims 10715-722.602/2017-75 and 10715-722.603/2017-10).	A decision rendered April 24, 2024 impeded the presentation of a guarantee by the company. The Treasury Service filed an appeal against that decision and the commencement of the court trial is now pending.	11,291
TAM Linhas Aéreas S.A	União Federal	16327.973971/2024-11	Petition to make use of the Cofins credit in the 4th quarter of 2022 (proportionally).	The Company presented its administrative defense on November 5, 2025 and is awaiting a decision.	15,753

Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$
TAM Linhas Aéreas S.A	União Federal	16327.973969/2024-34	Petition to make use of the Cofins credit in the 3th quarter of 2022 (proportionally).	The Company presented its administrative defense on November 5, 2025 and is awaiting a decision.	10,341
In order to deal with any financial obligations arising from legal proceedings in effect at December 31, 2025, whether civil, tax, or labor, LATAM Airlines Group S.A. and Subsidiaries, has made provisions, which are included in Other non-current provisions that are disclosed in Note 20.

The Company has not disclosed the individual probability of success for each contingency in order to not negatively affect its outcome.

(*) The Company has reported the amounts involved only for the lawsuits for which a reliable estimation can be made of the financial impacts and of the possibility of any recovery, pursuant to Paragraph 86 of IAS 37 Provisions, Contingent Liabilities and Contingent Assets.
II. The following table contains proceedings that were closed or changed to remote status during 2025, according to what was disclosed in the contingencies note of the corresponding financial statement:

Company	Court	Case Number	Origin	Stage of trial	Status
TAM Linhas Aéreas S.A.	Superior Tribunal de Justiça (STJ)	0042711-61.2007.8.05.0001 (1449899)	Trial involving a commercial representation contract signed directly with the company Gm Serviços Auxiliares de Transporte Aéreo Ltda. alleging the irregular closing of the contract, requesting payment of compensation.	The procedure before the Court of Appeal is pending. An agreement was made for the payment of ThUS$4,480 (R$25,000,000.00).The payment in the agreement was made in full.	Disclosed in the Company's consolidated financial statements as of December 2024
LATAM Airlines Group S.A	Tribunal de Defensa de la Libre Competencia	445-2022	On May 21, 2022, Agunsa filed a petition to TDLC for a preliminary preparatory measure of exhibition of documents in respect of Aerosan, Depocargo, Sociedad Concesionaria Nuevo Pudahuel and Fast Air in which Agunsa claimed that it was impacted by alleged anti-competition practices on the import cargo warehousing market at the Arturo Merino Benitez International Airport.
Fast Air was served on June 9, 2022 and on June 13, 2022, it lodged opposition against this petition, which was partially sustained by the Antitrust Court (TDLC) on July 19, 2022, in which the new exhibition date was set as August 22nd (the original date set by the court was July 1, 2022). On July 25, 2022, Fast Air requested a reconsideration of this latter court decision and petitioned that the temporary scope of the exhibition be reduced. Fast Air’s petition was sustained and the scope of the documents to be revealed was limited even further. On August 12th, Fast Air petitioned that a new date and time be set for the exhibition hearing. The court granted this latter request on August 17th and set the exhibition date as August 31st. Fast Air appeared with 368 files and asked for confidentiality and/or secrecy of all of the information presented. The public versions have already been added to the case file as final versions. Aerosan began a separate, but related, non-contentious inquiry on April 20, 2023 before the Anti-Trust Court (abbreviated as TDLC in Spanish) petitioning that the TDLC decide whether the enforcement of Exempt Resolution #152 of the National Customs Bureau would violate Decree Law 211. Said Resolution #152 granted Agunsa permission to operate as a cargo warehouse at the North Warehouse facility. On January 10, 2024, the Public Hearing of the case was held. On July 15, 2024, the TDLC resolved that the Resolution of the National Customs Bureau consulted by Aerosan did not violate Law Decree No. 211. For the time being, the amount is indeterminate.
Disclosed in the Company's consolidated financial statements as of December 2024
LATAM Airlines Group S.A	FNE	2585-19	On October 15, 2019, LATAM Airlines Group S.A. received the resolution issued by the National Economic Prosecuting Authority (“FNE”) which begins an investigation Role N°2585-19 into the agreement between LATAM Airlines Group S.A. and Delta Air Lines, Inc (“Delta”).	On August 13, 2021 FNE, Delta and LATAM reached an out-of-court agreement that put an end to this investigation. On October 28, 2021, the Tribunal de Defensa de la Libre Competencia approved the out-of-court agreement reached by LATAM and Delta with the FNE. The investigation is completed.	Disclosed in the Company's consolidated financial statements as of December 2024
III. Governmental Investigations.

1)    LATAM Airlines Group S.A. received a resolution by the National Economic Prosecutor (FNE) on February 1, 2018 beginning Investigation 2484-18 on air cargo carriage. On August 29, 2023, the Office of the National Economic Prosecutor (FNE) decided to separate part of the information from such investigation and created a new Case #2729-23 relative to cargo carriage on charter flights from Santiago to Easter Island during the pandemic. The investigation under Case #2729-23 was archived and ended with no action taken by the FNE. An ordinary official letter was received in Case #2484-18 on August 28, 2023 in which the FNE requested further information from LATAM, the response to which was sent on September 27, 2023. An Official Ordinary Letter was received on October 14, 2024 in which the FNE requested additional information from LATAM. That letter was answered on November 4, 2024. The most recent activity in the investigation of Case #2484-18 is an Official Ordinary Letter dated November 21, 2024, which was answered in two parts: the first on December 6, 2024 and the second on December 11, 2024.

2)    On October 13, 2020, the FNE gave notice that it had begun an investigation under Case #2630-2020 because of a claim about travel agency fees. On March 14, 2025, the FNE decided to separate this investigation and create a new Case #2797-25 on the implementation of New Distribution Capability (NDC) systems by airlines present in Chile. On July 18, 2025, investigation #2630-20 was archived without any action by the FNE. Regarding investigation file number 2797-25, LATAM received an official letter on December 9, 2025, which was answered on December 22. The most recent activity in investigation file number 2797-25 is an official letter received on January 15, 2026, the response to which is currently being prepared and is within the established deadlines.

3)    LATAM Airlines Group S.A. received a resolution by the National Economic Prosecutor (FNE) on August 12, 2021 beginning Investigation N° 2669-21 on compliance with condition VII Res. N° 37/2011 from TDLC related to restrictions as to certain codeshare agreements. On October 2, 2023, the FNE decided to separate part of the information in such investigation. Case #2737-23 will be about the code share agreements between LATAM and Delta that LATAM petitioned be amended; and Case #2669-21 will be about the remaining code share agreements. In relation to the investigation with Role No. 2737-23, dated November 06, 2023, the FNE and LATAM reached an extrajudicial agreement in order to allow certain codeshare agreements between LATAM and Delta to be modified. On December, 7, 2023, TDLC approved the extrajudicial agreement reached by LATAM and the FNE. An Official Ordinary Letter was received on March 4, 2024 in the investigation in Case #2669-21 in which the FNE requested additional information from LATAM. That letter was answered on March 15, 2024. An Official Ordinary Letter was received on April 19, 2024 in which the FNE requested additional information from LATAM. That letter was answered on May 2, 2024. On December 11, 2024, LATAM received an Ordinary Official Letter in which the FNE requested additional information, which was answered by LATAM in two parts: the first dated December 26, 2024, and the second dated January 8, 2025. On April 8, 2025, LATAM received an official ordinary letter in which the FNE requested further information, which LATAM answered on May 7, 2025. The most recent activity in the investigation under Case #2669-21 is an official ordinary letter dated June 9, 2025 that was answered on June 23, 2025. On September 3, 2025, the FNE again decided to disassemble part of the background information from investigation No. 2669-21, leaving Investigation No. 2824-25 for the investigation regarding codeshare agreements and other cooperation and coordination agreements between LATAM and third-party airlines and the competition conditions on routes connecting Chile with Oceania and Europe operated by LATAM. Regarding Investigation No. 2824-25, on September 8, 2025, LATAM received an Ordinary Letter in which the FNE requested background information, which was requested in two deliveries: the first was answered on September 16, 2025, and the second was answered on October 15, 2025. The most recent activity is an official letter sent by the Office of the National Economic Prosecutor (FNE in Spanish) on November 6, 2025 that was answered December 5, 2025.

4)    The competition authority sent an inquiry [or request] to TAM Linhas Aéreas S.A. (LATAM Airlines Brasil) with the objective of obtaining information regarding certain pricing issues, which was received by the company on November 27, 2023. On December 29, 2023, CADE sent a new request to LATAM Airlines Brasil requesting more complete information, to which LATAM responded in parts, on February 16, 2024, March 11, 2024, March 22, 2024 and June 11, 2024. On February 25, 2025, the Administrative Council for Economic Defense (CADE in Portuguese) sent a new letter to LATAM Airlines Brazil requesting additional information on the pricing process, which LATAM answered on April 3, 2025. The investigation process remains open until December 22, 2025, that date can be modified by the authorities. LATAM Airlines Brasil is collaborating with the authority and remains committed to transparency and compliance with all applicable rules and regulations.

5)    Brazilian consumer authorities sent three official letters to LATAM Airlines Brazil in August and September 2024 requesting information on the crash of a Voepass airplane. LATAM Airlines Brazil has a code-share agreement with
Voepass. The company answered those letters properly by the deadline. The National Consumer Secretariat and the Consumer Defense Institute of the State of São Paulo (PROCON SP) decided to archive the procedure due to the sufficiency of the responses presented by the company. The procedures before the Consumer Defense Institute of the State of Paraná (PROCON PR) are still ongoing. LATAM Airlines Brazil also received an official letter from the Office of the Public Prosecutor on August 12, 2024, which it answered on August 27, 2024 (IC 0161.0001107/2024). On September 5, 2024, the Prosecutor's Office issued a decision to separate the procedure into three specific topics: (1) security matters, in which LATAM Airlines Brasil is not a party (IC 14.0156.0004310/2024); (2) consumer matters (IC 0161.0001000/2024), with two representations filed, already archived; and (3) compensation matters, It is also archived. Remote. By filing the main civil investigation (IC 0161.0001107/2024), the Public Prosecutor's Office determined the opening of (1) a new civil investigation to determine the collective moral damages (LATAM Airlines Brasil has not yet been notified of the opening of this procedure) and (2) an administrative process to accompany the payment of compensation under PR 22883 (LATAM Airlines Brasil has not yet been notified of the opening of this procedure). Possible. On January 17, 2025, the Public Defender's Office of Paraná reported the opening of an administrative process to determine the collective moral damages. LATAM Airlines Brasil has been notified of the opening of the process, but, to date, no additional information has been requested from the company. Possible. On March 11, 2025, PROCON SP sent a letter to LATAM Airlines Brasil requesting information on metrics and measures taken to serve customers following the suspension of Voepass operations by the National Civil Aviation Agency (ANAC). The response was submitted on March 18, 2025. Possible. On March 12, 2025, the Consumer Protection Institute of Juiz de Fora (Minas Gerais State) announced the opening of an administrative proceeding, also seeking information on customer service following the suspension of Voepass operations. The response was submitted on March 19, 2025. On May 6, 2025, the Office of the Federal Prosecutor sent an official letter to LATAM Airlines Brazil requesting clarification of a claim filed by a consumer, especially in relation to the delays in Voepass flights and aircraft conditions. The company answered that letter on June 5, 2025. The procedure was later quashed since Voepass’ authorization to sell flights was definitively revoked by the National Civil Aviation Agency (ANAC in Spanish).

IV. The Supreme Federal Court (STF) of Brazil, in the judicial proceeding of General Impact Issue 1417 (single judicial process 0834466-97.2024.8.19.0209), and without prejudice to the fact that the STF will rule on this case in the future and issue a final judgment based on its merits, it has already issued the two following rulings in said proceeding:

1) On August 23, 2025, it determined that the final judgment of this judicial proceeding will be applicable to all proceedings of similar facts in Brazil (recognition of general impact); and

2) On November 26, 2025, the STF partially suspended the ongoing judicial proceedings on a national level in Brazil, in the civil-consumer area, that address the liability of airlines for flight delays or cancellations caused by unforeseen events or force majeure and compensation for moral damages.

Although LATAM Airlines Brazil has already suspended nearly 10,000 cases to date, it expects this number of suspensions to continue growing.

The provisions for all proceedings remain in place until a final ruling is issued in each case.